Operating Costs and Expenses (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating costs and expenses [Line Items]
Electricity purchased for resale	R$ 8,924,895	R$ 7,716,190	R$ 8,096,910
Purchase Of Energy In The Regulated Environment [Member]
Operating costs and expenses [Line Items]
Electricity purchased for resale	4,009,747	3,658,852	3,538,507
Itaipu Binacional [Member]
Operating costs and expenses [Line Items]
Electricity purchased for resale	950,389	980,302	1,460,955
Electric Energy Trade Chamber [Member]
Operating costs and expenses [Line Items]
Electricity purchased for resale	832,656	431,303	370,207
Bilateral Contracts [Member]
Operating costs and expenses [Line Items]
Electricity purchased for resale	1,849,268	1,998,640	2,609,713
Program For Incentive To Alternative Energy Sources Proinfa [Member]
Operating costs and expenses [Line Items]
Electricity purchased for resale	337,978	370,495	437,461
Micro And Mini Generators And Repurchase Of Customers [Member]
Operating costs and expenses [Line Items]
Electricity purchased for resale	1,726,602	1,125,857	675,804
Fair Value In The Purchase And Sale Of Power [Member]
Operating costs and expenses [Line Items]
Electricity purchased for resale	36,604	0	0
PIS Pasep Cofins Taxes On Electricity Purchased For Resale [Member]
Operating costs and expenses [Line Items]
Electricity purchased for resale	R$ (818,349)	R$ (849,259)	R$ (995,737)